LKCM Small Cap Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Aerospace & Defense - 1.0%
Mercury Systems, Inc. (a)	60,778	$2,618,924

Banks - 8.6%
Cadence Bank	106,080	3,220,589
Cullen/Frost Bankers, Inc.	9,622	1,204,675
Hilltop Holdings, Inc.	72,049	2,193,892
Home BancShares, Inc./AR	162,789	4,602,045
Pinnacle Financial Partners, Inc.	47,082	4,992,575
UMB Financial Corp.	34,624	3,500,486
Webster Financial Corp.	64,812	3,341,059
		23,055,321

Beverages - 1.1%
Primo Brands Corp.	81,084	2,877,671

Biotechnology - 1.4%
Halozyme Therapeutics, Inc. (a)	60,000	3,828,600

Broadline Retail - 2.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	44,941	5,229,335

Building Products - 1.5%
Zurn Elkay Water Solutions Corp.	117,884	3,887,814

Capital Markets - 1.8%
Piper Sandler Cos.	19,101	4,730,554

Chemicals - 1.9%
Hawkins, Inc.	48,811	5,170,061

Commercial Services & Supplies - 2.1%
Casella Waste Systems, Inc. - Class A (a)	32,000	3,568,320
CECO Environmental Corp. (a)	90,950	2,073,660
		5,641,980

Communications Equipment - 1.9%
Ciena Corporation (a)	27,500	1,661,825
Lumentum Holdings, Inc. (a)	55,000	3,428,700
		5,090,525

Construction Materials - 1.2%
Eagle Materials, Inc.	14,319	3,177,816

Consumer Finance - 1.3%
FirstCash Holdings, Inc.	29,091	3,500,229

Diversified Consumer Services - 0.7%
Mister Car Wash, Inc. (a)	250,000	1,972,500

Electrical Equipment - 0.8%
Generac Holdings, Inc. (a)	16,020	2,028,933

Energy Equipment & Services - 2.4%
Archrock, Inc.	173,006	4,539,677
Weatherford International PLC	35,852	1,919,875
		6,459,552

Financial Services - 4.0%
AvidXchange Holdings, Inc. (a)	401,642	3,405,924
Euronet Worldwide, Inc. (a)	33,688	3,599,563
Shift4 Payments, Inc. - Class A (a)	45,973	3,756,454
		10,761,941

Food Products - 1.3%
Utz Brands, Inc.	254,175	3,578,784

Health Care Equipment & Supplies - 5.3%
Alphatec Holdings, Inc. (a)	470,000	4,765,800
Enovis Corp. (a)	95,000	3,629,950
Merit Medical Systems, Inc. (a)	44,000	4,651,240
Neogen Corp. (a)	146,272	1,268,178
		14,315,168

Health Care Providers & Services - 4.2%
Addus HomeCare Corp. (a)	30,146	2,981,138
Ensign Group, Inc.	34,000	4,399,600
HealthEquity, Inc. (a)	44,387	3,922,479
		11,303,217

Hotels, Restaurants & Leisure - 4.3%
Everi Holdings, Inc. (a)	194,821	2,663,203
Kura Sushi USA, Inc. - Class A (a)	39,763	2,035,866
Lucky Strike Entertainment Corp.	223,885	2,185,117
Playa Hotels & Resorts NV (a)	28,573	380,878
Red Rock Resorts, Inc. - Class A	41,600	1,804,192
Wingstop, Inc.	10,484	2,364,981
		11,434,237

Insurance - 4.9%
Goosehead Insurance, Inc. - Class A	44,511	5,254,969
Palomar Holdings, Inc. (a)	56,625	7,762,155
		13,017,124

Life Sciences Tools & Services - 1.7%
Medpace Holdings, Inc. (a)	14,794	4,507,584

Machinery - 9.5%
Alamo Group, Inc.	19,787	3,526,241
Chart Industries, Inc. (a)	25,000	3,609,000
ESAB Corp.	53,383	6,219,120
Franklin Electric Co., Inc.	30,970	2,907,464
Helios Technologies, Inc.	54,993	1,764,725
ITT, Inc.	31,035	4,008,481
Watts Water Technologies, Inc. - Class A	16,359	3,335,927
		25,370,958

Media - 3.0%
Magnite, Inc. (a)	357,028	4,073,689
Nexstar Media Group, Inc. - Class A	21,672	3,884,056
		7,957,745

Metals & Mining - 1.0%
Materion Corp.	31,279	2,552,366

Oil, Gas & Consumable Fuels - 3.3%
Gulfport Energy Corp. (a)	20,708	3,813,171
Magnolia Oil & Gas Corp. - Class A	152,130	3,842,804
Permian Resources Corp.	79,941	1,107,183
		8,763,158

Personal Care Products - 1.7%
BellRing Brands, Inc. (a)	60,620	4,513,765

Professional Services - 3.4%
CBIZ, Inc. (a)	46,306	3,512,773
NV5 Global, Inc. (a)	135,684	2,614,631
Upwork, Inc. (a)	229,376	2,993,357
		9,120,761

Real Estate Management & Development - 2.4%
Colliers International Group, Inc.	20,337	2,466,878
FirstService Corp.	23,654	3,925,381
		6,392,259

Semiconductors & Semiconductor Equipment - 1.5%
Tower Semiconductor Ltd. (a)	115,000	4,100,900

Software - 8.7%
Appian Corp. - Class A (a)	89,506	2,578,668
Braze, Inc. - Class A (a)	90,000	3,247,200
Five9, Inc. (a)	50,122	1,360,812
LiveRamp Holdings, Inc. (a)	110,777	2,895,711
Onestream, Inc. (a)	175,000	3,734,500
Q2 Holdings, Inc. (a)	52,825	4,226,528
Workiva Inc. (a)	48,843	3,707,672
Yext, Inc. (a)	249,195	1,535,041
		23,286,132

Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc.	71,776	3,273,703
Warby Parker, Inc. - Class A (a)	191,061	3,483,042
		6,756,745

Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	31,208	3,314,290

Tobacco - 1.3%
Turning Point Brands, Inc.	58,053	3,450,670

Trading Companies & Distributors - 0.9%
SiteOne Landscape Supply, Inc. (a)	20,432	2,481,262
TOTAL COMMON STOCKS (Cost $203,740,954)		256,248,881

SHORT-TERM INVESTMENTS - 4.5%		Value
Money Market Funds - 4.5%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.29% (b)	8,069,174	8,069,174
MSILF Government Portfolio - Class Institutional, 4.27% (b)	4,076,337	4,076,337
TOTAL SHORT-TERM INVESTMENTS (Cost $12,145,511)		12,145,511

TOTAL INVESTMENTS - 100.3% (Cost $215,886,465)		268,394,392
Liabilities in Excess of Other Assets - (0.3)%		(811,095)
TOTAL NET ASSETS - 100.0%		$267,583,297
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at March 31, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$256,248,881	$–	$–	$256,248,881
Short-Term Investments	12,145,511	–	–	12,145,511
Total Investments*	$268,394,392	$–	$–	$268,394,392

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Small Cap Equity Fund
Sector Classification
March 31, 2025 (Unaudited)
Sector:	% of Net Assets
Financials	20.6%
Industrials	19.2%
Health Care	12.6%
Information Technology	12.1%
Consumer Discretionary	10.7%
Energy	5.7%
Consumer Staples	5.4%
Materials	4.1%
Communication Services	3.0%
Real Estate	2.4%
Cash & Others	4.2%
100.0%